Accumulated other comprehensive (loss) income (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Foreign currency translation adjustments CNY	Dec. 31, 2013 Foreign currency translation adjustments CNY	Dec. 31, 2012 Foreign currency translation adjustments CNY	Dec. 31, 2014 Foreign currency translation adjustments USD ($)
Accumulated other comprehensive loss
Balance at the beginning of the period	(28,476)			$ 671	(28,476)	(11,603)	(11,061)	$ 671
Other comprehensive (loss)/income	32,639	(16,873)	(542)		32,639	(16,873)	(542)
Balance at the end of the period	4,163	(28,476)		$ 671	4,163	(28,476)	(11,603)	$ 671